Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expenses	For the year ended March 31, 2024, 2023 and 2022, income tax expenses consisted of the following:
	For the years ended March 31,
	2024	2023	2022

Current income tax provision	$-	$-	$-
Deferred income tax provision	-	-	328,146
Total income tax	$-	$-	$328,146

Schedule of Income from Operations Before Income Taxes	The following is a reconciliation of the Company’s total income tax expense to the amount computed by applying the PRC statutory income tax rate of 15% to its income from operations before income taxes for the year ended March 31, 2024, 2023 and 2022.
	For the years ended March 31,
	2024	2023	2022

Loss before income taxes	$(3,098,532)	$(5,934,772)	$(5,407,949)
Income tax expense at the PRC statutory rate	(404,481)	(653,066)	(811,192)
Non-deductible expenses	54,477	226,003	178,293
Deductible research and development expenses	(27,629)	(29,497)	(53,415)
Deferred tax provision	(1,250,105)	(876,804)	(197,693)
Valuation allowance for deferred tax assets	1,250,105	876,804	525,839
Effect of income tax rate differences in jurisdictions other than the PRC	377,633	456,560	686,314
Total income tax expenses	$-	$-	$328,146

Schedule of Deferred Income Tax Assets and Liabilities	Significant components of the Company’s deferred income tax assets and liabilities consist of follows:
	As of March 31,
	2024	2023

Tax loss carry forward	$905,574	$552,828
Credit loss provision for doubtful account - accounts receivable	261,656	228,944
Credit loss provision for doubtful account – prepayment, receivable and other current assets	70,854	71,151
Impairment provision for inventory	12,021	23,881
Valuation allowance for deferred tax assets	(1,250,105)	(876,804)
Total	$-	$-